Segment Information (Long-Lived Asset Information) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	$ 445,044	$ 418,932
United States
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	129,342	131,689
Other Americas
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	3,079	2,196
Total Americas
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	132,421	133,885
Europe
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	300,563	272,227
Asia Pacific and Rest of World
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	$ 12,060	$ 12,820